Virtus Seix Investment Grade Tax-Exempt Bond Fund,
a series of Virtus Asset Trust

Supplement dated November 22, 2019, to the Summary Prospectus and the Virtus Asset Trust Statutory Prospectus,
each dated April 30, 2019, each as supplemented

Important Notice to Investors

Effective December 1, 2019, the fund’s investment adviser, Virtus Fund Advisers, LLC, will implement more favorable expense limitation arrangements. These changes are described in more detail below.

Virtus Seix Investment Grade Tax-Exempt Bond Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.50%	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Other Expenses	0.25%	0.30%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses(a)	1.01%	0.81%
Less: Fee Waiver and/or Expense Reimbursement(b)	(0.27)%	(0.22)%
Total Annual Fund Operating Expenses After Expense Reimbursement(b)	0.74%	0.59%

(a)	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
(b)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.73% for Class A Shares and 0.58% for Class I Shares through April 30, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$348	$562	$792	$1,453
Class I	Sold or Held	$60	$237	$428	$981

In the first table in the section “More Information About Fund Expenses” on page 99 of the statutory prospectus, the row corresponding to the fund will be replaced with the following and a new footnote added after the table:

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares
Virtus Seix Investment Grade Tax-Exempt Bond Fund*	0.73%	N/A	0.58%	N/A	N/A

*	Contractual through April 30, 2021.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622/SeixIGTEB NewExpCaps (11/19)

Virtus SGA International Growth Fund,
a series of Virtus Asset Trust

Supplement dated November 22, 2019, to the Summary Prospectus and the Virtus Asset Trust Statutory Prospectus,
each dated April 30, 2019, each as supplemented

Important Notice to Investors

Virtus SGA International Growth Fund

Effective December 1, 2019, the fund’s investment adviser, Virtus Fund Advisers, LLC, will implement more favorable expense limitation arrangements. These changes are described in more detail below.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes will be replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I	Class R6
Management Fees	0.85%	0.85%	0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None	None
Other Expenses	0.34%	0.34%	0.26%
Total Annual Fund Operating Expenses	1.44%	1.19%	1.11%
Less: Fee Waivers and/or Expense Reimbursements(a)	(0.05)%	(0.05)%	(0.07)%
Total Annual Fund Operating Expenses After Expense Reimbursement(a)	1.39%	1.14%	1.04%

(a)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 1.39% for Class A Shares, 1.14% for Class I Shares and 1.04% for Class R6 Shares through April 30, 2021. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, or at the time of recapture.

Under “Fees and Expenses,” the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$708	$1,000	$1,312	$2,196
Class I	Sold or Held	$116	$373	$650	$1,439
Class R6	Sold or Held	$106	$346	$605	$1,345

In the first table in the section “More Information About Fund Expenses” on page 99 of the statutory prospectus, the row corresponding to the fund will be replaced with the following and a new footnote added after the table:

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares
Virtus SGA International Growth Fund*	1.39%	N/A	1.14%	N/A	1.04%

*	Contractual through April 30, 2021.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622/SGAInt’lGr NewExpCaps (11/19)

Virtus Seix Investment Grade Tax-Exempt Bond Fund
and Virtus SGA International Growth Fund,
each a series of Virtus Asset Trust

Supplement dated November 22, 2019 to the Statement of
Additional Information (“SAI”) dated April 30, 2019, as supplemented

Important Notice to Investors

Effective December 1, 2019, the funds’ investment adviser, Virtus Fund Advisers, LLC, will implement more favorable expense limitation agreements. These changes are described in more detail below.

Under the heading “Investment Advisory Agreement and Expense Limitation Agreement” in the section “Investment Advisory and Other Services” on pages 91-93 of the funds’ SAI, the rows in the second table corresponding to the funds will be replaced with the following and the new footnote added after the table:

	Class A Shares	Class C Shares	Class I Shares	Class R Shares	Class R6 Shares
Virtus Seix Investment Grade Tax-Exempt Bond Fund(1)	0.73%	N/A	0.58%	N/A	N/A
Virtus SGA International Growth Fund(1)	1.39%	N/A	1.14%	N/A	1.04%

(1)	Contractual through April 30, 2021.

Investors should retain this supplement with the SAI for future reference.

VAT 8622B SAI/SeixIGTEB&SGAInt’lGr NewExpCaps (11/19)